CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 55,628	$ 51,362
Restricted cash, current portion	2,821	2,909
Accounts receivable, net	3,741	4,176
Inventories	17,731	16,187
Prepaid expenses	706	1,311
Due from related parties	12,664	9,128
Other current assets	5,382	8,218
Total current assets	98,673	93,291
Fixed assets, net	3,986,138	3,241,951
Advances for vessels under construction		524,286
Deferred charges, net	88,821	99,711
Restricted cash, net of current portion	430
Other non-current assets	37,983	28,865
Total non-current assets	4,113,372	3,894,813
Total assets	4,212,045	3,988,104
CURRENT LIABILITIES
Accounts payable	13,982	15,144
Accrued liabilities	32,894	36,117
Current portion of long-term debt	125,076	41,959
Current portion of vendor financing	57,388	10,857
Unearned revenue	5,447	6,993
Other current liabilities	130,465	120,623
Total current liabilities	365,252	231,693
LONG-TERM LIABILITIES
Long-term debt, net of current portion	3,097,472	2,960,288
Vendor financing, net of current portion	121,754	54,288
Other long-term liabilities	187,263	299,300
Total long-term liabilities	3,406,489	3,313,876
Total liabilities	3,771,741	3,545,569
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2012 and 2011)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2012 and 2011. 109,604,040 and 109,563,799 issued and outstanding as of December 31, 2012 and 2011, respectively)	1,096	1,096
Additional paid-in capital	546,023	545,884
Accumulated other comprehensive loss	(353,271)	(456,105)
Retained earnings	246,456	351,660
Total stockholders' equity	440,304	442,535
Total liabilities and stockholders' equity	$ 4,212,045	$ 3,988,104